Disclosure - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Potentially dilutive securities
	December 31,
	2019	2018
Exercise of common stock warrants	9,065,265	1,813,053
Conversion of preferred stock into common stock	11,768,295	1,163,659
Conversion of convertible debentures into common stock	66,136,870	5,704,543
Exercise of common stock options	40	1,113
	86,970,470	8,682,368